NON-CONTROLLING INTEREST (Details 2) - CAD ($)	Nov. 30, 2019	Nov. 30, 2018
Assets
Current	$ 6,349,663	$ 5,534,124
Assets	15,389,472	15,577,056
Liabilities
Current liabilities	5,805,314	4,823,718
Liabilities	8,319,156	5,499,660
Non-controlling interest	1,786,401	1,838,941
Non-controlling interests [member]
Assets
Current	33,770	243,660
Non-current	3,905,471	3,776,093
Assets	3,939,241	4,019,753
Liabilities
Current liabilities	270,362	243,630
Non-current	23,163	23,184
Liabilities	293,525	266,814
Net assets	3,645,716	3,752,939
Non-controlling interest	$ 1,786,401	$ 1,838,941